Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Restatement of Consolidated Statement of Operation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	$ 53,399	$ 46,764	$ 145,051	$ 115,159
Operating expenses
Cost of revenue	16,177	16,111	34,791	745,040
Sales and marketing expenses	1,431,430	4,710,174	6,731,254	4,338,557
General and administrative expense	8,066,209	8,743,377	17,986,528	86,640,500
Other operating expenses	84,500	785,000	1,156,316	334,952
Depreciation and amortization expenses	120,841	121,571	242,436	235,797
Impairment of investment in ANY				14,822,022
Impairment of goodwill				44,438
Total operating expenses	9,719,157	14,376,233	26,151,325	107,161,306
Loss from operations	(9,665,758)	(14,329,469)	(26,006,274)	(107,046,147)
Other expenses
Interest expense				(3,884,695)
Other non-operating income (expense), net	(107,816)	171,751	125,366	256,659
Total other expenses, net	(3,116,818)	(2,883,195)	(4,666,416)	(3,628,036)
Income (Loss) before provision for income taxes	(12,782,576)	(17,212,664)	(30,672,690)	(110,674,183)
Provision for income taxes	59,870	63,408	(63,408)	(38,765)
Net (loss) income	$ (12,842,446)	$ (17,276,072)	$ (30,736,098)	$ (110,712,948)
Net loss per share - Basic	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.12)
Net loss per share - Diluted	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.12)
Weighted average number of shares - Basic	927,893,144	922,013,028	927,204,508	913,109,577
Weighted average number of shares - Diluted	927,893,144	922,013,028	927,204,508	913,109,577
As filed [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		$ 4,604,332		$ 11,879,343
Operating expenses
Cost of revenue		2,334,088		5,604,129
Sales and marketing expenses		5,509,407		6,827,211
General and administrative expense		11,112,591		91,604,396
Other operating expenses		6,397,167		334,952
Depreciation and amortization expenses		379,900		742,113
Impairment of goodwill		1,080,110		7,418,302
Total operating expenses		26,813,263		112,531,103
Loss from operations		(22,208,931)		(100,651,760)
Other expenses
Interest expense		(4,106,733)		(3,884,698)
Other non-operating income (expense), net		269,510		315,574
Total other expenses, net		(3,837,223)		(3,569,124)
Income (Loss) before provision for income taxes		(26,046,154)		(104,220,884)
Provision for income taxes		1,477,389		115,447
Net (loss) income		$ (24,568,765)		$ (104,105,437)
Net loss per share - Basic		$ (0.03)		$ (0.11)
Net loss per share - Diluted		$ (0.03)		$ (0.11)
Weighted average number of shares - Basic		922,013,028		913,109,577
Weighted average number of shares - Diluted		922,013,028		913,109,577
Restatement adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		$ (4,557,568)		$ (11,764,184)
Operating expenses
Cost of revenue		(2,317,977)		(4,859,089)
Sales and marketing expenses		(799,233)		(2,488,654)
General and administrative expense		(2,369,214)		(4,963,896)
Other operating expenses		(5,612,167)
Depreciation and amortization expenses		(258,329)		(506,316)
Impairment of investment in ANY				14,822,022
Impairment of goodwill		(1,080,110)		(7,373,864)
Total operating expenses		(12,437,030)		(5,369,797)
Loss from operations		(7,879,462)		(6,394,387)
Other expenses
Interest expense		1,051,787		3
Other non-operating income (expense), net		(97,759)		(58,915)
Total other expenses, net		954,028		(58,912)
Income (Loss) before provision for income taxes		8,833,490		(31,521,733)
Provision for income taxes		(1,540,797)		(63,408)
Net (loss) income	$ 7,300,000	$ 7,292,693	$ 6,600,000	$ (31,585,141)
Net loss per share - Basic		$ (0.01)		$ (0.01)
Net loss per share - Diluted		$ (0.01)		$ (0.01)
As restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		$ 46,764
Operating expenses
Cost of revenue		16,111
Sales and marketing expenses		4,710,174
General and administrative expense		8,743,377
Other operating expenses		785,000
Depreciation and amortization expenses		121,571
Total operating expenses		14,376,233
Loss from operations		(14,329,469)
Other expenses
Interest expense		(3,054,946)
Other non-operating income (expense), net		171,751
Total other expenses, net		(2,883,195)
Income (Loss) before provision for income taxes		(17,212,664)
Provision for income taxes		(63,408)
Net (loss) income		$ (17,276,072)
Net loss per share - Basic		$ (0.02)
Net loss per share - Diluted		$ (0.02)
Weighted average number of shares - Basic		922,013,028
Weighted average number of shares - Diluted		922,013,028